Balance Sheets (9/30/15) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current Assets:
Cash	$ 19,381	$ 525,720
Accounts receivable	800	2,224
Prepaid expenses and other assets		2,828
Total Current Assets	20,181	530,772
Property & equipment, net	5,884	7,987
Software license	205,000	25,000
Deposit	12,502	12,502
Total Assets	243,567	576,261
Current Liabilities:
Accounts payable	54,723	21,133
Accrued expenses	62,121	54,070
Notes payable	200,000
Due to a related party		1,320
Total Current Liabilities	316,844	76,523
Total Liabilities	$ 316,844	$ 76,523
Commitments and Contingencies
Stockholders' Equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued
Common stock, $0.001 par value, 75,000,000 shares authorized, 11,298,405 and 11,043,755 shares issued and outstanding, respectively	$ 11,299	$ 11,044
Additional paid-in capital	2,538,519	2,247,524
Accumulated deficit	(2,623,095)	(1,758,830)
Total Stockholders' Equity	(73,277)	499,738
Total Liabilities and Stockholders' Equity	$ 243,567	$ 576,261